Fair Value Measurements - Summary of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Level 3 [Member] | Clawback Liability [Member]
Liabilities:
Liabilities, fair value	$ 12,525	$ 11,753
Level 3 [Member] | EAAs [Member]
Liabilities:
Liabilities, fair value	1,814	1,114
Fair Value, Measurements, Recurring [Member]
Assets:
Assets, fair value	1,733,309	1,148,431	1,474,414
Liabilities:
Liabilities, fair value	22,946	15,527	13,201
Fair Value, Measurements, Recurring [Member] | Interest rate contracts [Member]
Liabilities:
Liabilities, fair value	8,607	2,660
Fair Value, Measurements, Recurring [Member] | Clawback Liability [Member]
Liabilities:
Liabilities, fair value	12,525	11,753	11,966
Fair Value, Measurements, Recurring [Member] | EAAs [Member]
Liabilities:
Liabilities, fair value	1,814	1,114
Fair Value, Measurements, Recurring [Member] | VAIs and EAAs [Member]
Liabilities:
Liabilities, fair value			1,235
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets:
Assets, fair value	32,211	47,113
Liabilities:
Liabilities, fair value
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Interest rate contracts [Member]
Liabilities:
Liabilities, fair value
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Clawback Liability [Member]
Liabilities:
Liabilities, fair value
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | EAAs [Member]
Liabilities:
Liabilities, fair value
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets:
Assets, fair value	1,701,098	1,101,318	1,474,414
Liabilities:
Liabilities, fair value	8,607	2,660
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Interest rate contracts [Member]
Liabilities:
Liabilities, fair value	8,607	2,660
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Clawback Liability [Member]
Liabilities:
Liabilities, fair value
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | EAAs [Member]
Liabilities:
Liabilities, fair value
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets:
Assets, fair value
Liabilities:
Liabilities, fair value	14,339	12,867	13,201
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Interest rate contracts [Member]
Liabilities:
Liabilities, fair value
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Clawback Liability [Member]
Liabilities:
Liabilities, fair value	12,525	11,753	11,966
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | EAAs [Member]
Liabilities:
Liabilities, fair value	1,814	1,114
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | VAIs and EAAs [Member]
Liabilities:
Liabilities, fair value			1,235
Fair Value, Measurements, Recurring [Member] | U.S. Government Agencies and Sponsored Enterprises Obligations [Member]
Assets:
Assets, fair value	80,098	51,155	146,692
Fair Value, Measurements, Recurring [Member] | U.S. Government Agencies and Sponsored Enterprises Obligations [Member] | Level 1 [Member]
Assets:
Assets, fair value
Fair Value, Measurements, Recurring [Member] | U.S. Government Agencies and Sponsored Enterprises Obligations [Member] | Level 2 [Member]
Assets:
Assets, fair value	80,098	51,155	146,692
Fair Value, Measurements, Recurring [Member] | U.S. Government Agencies and Sponsored Enterprises Obligations [Member] | Level 3 [Member]
Assets:
Assets, fair value
Fair Value, Measurements, Recurring [Member] | U.S.Government Agencies and Sponsored Enterprises Mortgage-backed Securities [Member]
Assets:
Assets, fair value	579,042	241,638	294,785
Fair Value, Measurements, Recurring [Member] | U.S.Government Agencies and Sponsored Enterprises Mortgage-backed Securities [Member] | Level 1 [Member]
Assets:
Assets, fair value
Fair Value, Measurements, Recurring [Member] | U.S.Government Agencies and Sponsored Enterprises Mortgage-backed Securities [Member] | Level 2 [Member]
Assets:
Assets, fair value	579,042	241,638	294,785
Fair Value, Measurements, Recurring [Member] | U.S.Government Agencies and Sponsored Enterprises Mortgage-backed Securities [Member] | Level 3 [Member]
Assets:
Assets, fair value
Fair Value, Measurements, Recurring [Member] | State and Municipal Obligations [Member]
Assets:
Assets, fair value	2,237	2,124	2,790
Fair Value, Measurements, Recurring [Member] | State and Municipal Obligations [Member] | Level 1 [Member]
Assets:
Assets, fair value
Fair Value, Measurements, Recurring [Member] | State and Municipal Obligations [Member] | Level 2 [Member]
Assets:
Assets, fair value	2,237	2,124	2,790
Fair Value, Measurements, Recurring [Member] | State and Municipal Obligations [Member] | Level 3 [Member]
Assets:
Assets, fair value
Fair Value, Measurements, Recurring [Member] | Asset-backed securities [Member]
Assets:
Assets, fair value	446,636	387,965	619,412
Fair Value, Measurements, Recurring [Member] | Asset-backed securities [Member] | Level 1 [Member]
Assets:
Assets, fair value
Fair Value, Measurements, Recurring [Member] | Asset-backed securities [Member] | Level 2 [Member]
Assets:
Assets, fair value	446,636	387,965	619,412
Fair Value, Measurements, Recurring [Member] | Asset-backed securities [Member] | Level 3 [Member]
Assets:
Assets, fair value
Fair Value, Measurements, Recurring [Member] | Corporate bonds and other debt securities [Member]
Assets:
Assets, fair value	551,251	379,225	410,735
Fair Value, Measurements, Recurring [Member] | Corporate bonds and other debt securities [Member] | Level 1 [Member]
Assets:
Assets, fair value
Fair Value, Measurements, Recurring [Member] | Corporate bonds and other debt securities [Member] | Level 2 [Member]
Assets:
Assets, fair value	551,251	379,225	410,735
Fair Value, Measurements, Recurring [Member] | Corporate bonds and other debt securities [Member] | Level 3 [Member]
Assets:
Assets, fair value
Fair Value, Measurements, Recurring [Member] | Preferred Stock [Member]
Assets:
Assets, fair value	65,438	83,664
Fair Value, Measurements, Recurring [Member] | Preferred Stock [Member] | Level 1 [Member]
Assets:
Assets, fair value	32,211	47,113
Fair Value, Measurements, Recurring [Member] | Preferred Stock [Member] | Level 2 [Member]
Assets:
Assets, fair value	33,227	36,551
Fair Value, Measurements, Recurring [Member] | Preferred Stock [Member] | Level 3 [Member]
Assets:
Assets, fair value
Fair Value, Measurements, Recurring [Member] | Interest rate contracts [Member]
Assets:
Assets, fair value	8,607	2,660
Fair Value, Measurements, Recurring [Member] | Interest rate contracts [Member] | Level 1 [Member]
Assets:
Assets, fair value
Fair Value, Measurements, Recurring [Member] | Interest rate contracts [Member] | Level 2 [Member]
Assets:
Assets, fair value	8,607	2,660
Fair Value, Measurements, Recurring [Member] | Interest rate contracts [Member] | Level 3 [Member]
Assets:
Assets, fair value